Long-Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Secured Credit Facilities - Drybulk Segment	$ 685,410	$ 638,820
Secured Credit Facilities - Tanker Segment	277,913	303,979
Secured Bridge Credit Facility	200,000	0
Less: Deferred financing costs and equity component of notes	(118,710)	(160,046)
Total debt	5,517,613	5,568,003
Less: Current portion	(1,165,021)	(1,660,168)
Long-term portion	4,352,592	3,907,835
5% Convertible Senior Unsecured Notes
5% Convertible Senior Unsecured Notes	0	700,000
6.5% Drill Rigs Senior Secured Notes
Senior Notes	800,000	800,000
7.25% Ocean Rig's Senior Unsecured Notes
Senior Notes	500,000	0
9.5% Ocean Rig Senior Unsecured Notes
Senior Notes	0	500,000
$1.35 Billion Secured Credit Facilities - Drilling Segment
Secured Credit Facilities - Drilling Segment	0	890,000
$1.3 Billion Term Loan B Facility - Drilling Segment
Term Loan B Facility - Drilling Segment	1,296,750	0
$1.9 Billion Term Loan B Facility - Drilling Segment
Term Loan B Facility - Drilling Segment	$ 1,876,250	$ 1,895,250